DECOMMISSIONING AND RESTORATION LIABILITY	12 Months Ended
Dec. 31, 2018
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of contingent liabilities [text block]
9.	Decommissioning and restoration liability

The decommissioning and restoration liability is the addition of the liabilities for both for the GK Mine and the Kennady North Project, which are broken down separately below.

The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Expected undiscounted cash flows	$56,122	$30,045
Discount rate	2.18%	2.26%
Inflation rate	1.95%	1.99%
Periods	2029	2028

The Kennady North Project mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2018:

December 31, 2018
Expected undiscounted cash flows	$175
Discount rate	1.86%
Inflation rate	1.95%
Periods	2021

The decommissioning and restoration liability has been calculated using expected cash flows that are current dollars, with inflation.

During the year ended December 31, 2018, the decommissioning and restoration liability was increased by $24,892 (2017 - $4,372) for a change in estimate, reflecting primarily an increase in estimated reclamation and restoration costs due to the construction work completed at the GK mine site, the mining operations on the property, and a decrease in estimated reclamation and restoration costs due minimal construction and exploration work performed at the KNP mine site.

The continuity of the decommissioning and restoration liability at December 31, 2018 and 2017 is as follows:

	GK Mine	KNP	Total
Balance, at January 1, 2017	$24,266	$-	$24,266
Change in estimate of discounted cash flows	4,372	-	4,372
Accretion recorded during the year	562	-	562
Balance, at December 31, 2017	$29,200	$-	$29,200
Addition of balance at the time of KDI acquisition (Note 6)	-	173	173
Change in estimate of discounted cash flows	24,900	(8)	24,892
Accretion recorded during the year	656	1	657
Balance, at December 31, 2018	$54,756	$166	$54,922